Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Resource Properties.
Schedule of components of interests in resource properties

	2023	2022
Iron ore royalty interest	$196,634	$201,802

Schedule of movements in interest in resource properties

The movements in the iron ore royalty interest during the year ended December 31, 2023 were as follows:

		Reclassification
	Opening	to assets	Ending
Costs	balance	held for sale	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$16,401	$5,168	$21,569
Net book value	$201,802		$196,634

The movements in the iron ore royalty interest and hydrocarbon development and production assets previously included in interests in resource properties during the year ended December 31, 2022 were as follows:

			Reclassification
	Opening	Decommissioning	to assets	Ending
Costs	balance	obligations	held for sale	balance
Iron ore royalty interest	$218,203	$—	$—	$218,203
Hydrocarbon development and production assets	46,592	1,339	(47,931)	—
	$264,795	$1,339	$(47,931)	$218,203

			Reclassification
	Opening		to assets	Ending
Accumulated depreciation	balance	Additions	held for sale	balance
Iron ore royalty interest	$11,764	$4,637	$—	$16,401
Hydrocarbon development and production assets	15,332	2,559	(17,891)	—
	27,096	$7,196	$(17,891)	16,401
Net book value	$237,699			$201,802

Schedule of movements in exploration and evaluation assets

	2023		2022
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$—	$—	$12,367	$4,640
Reclassification to assets held for sale	—	—	(12,367)	(4,640)
Balance, end of year	$—	$—	$—	$—

Schedule of decommissioning obligations

	2023	2022
Decommissioning obligations, beginning of year	$—	$15,096
Changes in estimates	—	1,339
Accretion	—	245
Payments	—	(47)
Reclassification to liabilities relating to assets held for sale	—	(16,633)
Decommissioning obligations, end of year	$—	$—